Vehicle Rental Activities	12 Months Ended
Dec. 31, 2014
Disclosure Components Of Companys Vehicles [Abstract]
Vehicle Rental Activities
Vehicle Rental Activities
The components of vehicles, net within assets under vehicle programs are as follows:

	As of December 31,
	2014	2013
Rental vehicles	$11,006	$10,234
Less: Accumulated depreciation	(1,465)	(1,411)
	9,541	8,823
Vehicles held for sale	674	759
Vehicles, net	$10,215	$9,582

The components of vehicle depreciation and lease charges, net are summarized below:

	Year Ended December 31,
	2014	2013	2012
Depreciation expense	$1,840	$1,678	$1,438
Lease charges	163	139	130
Gain on sale of vehicles, net	(7)	(6)	(97)
Vehicle depreciation and lease charges, net	$1,996	$1,811	$1,471

For the years ended December 31, 2014, 2013 and 2012, the Company had purchases of vehicles included in liabilities under vehicle programs - other of $222 million, $260 million and $284 million, respectively, and sales of vehicles included in assets under vehicle programs - receivables from vehicle manufacturers and other of $352 million, $378 million and $439 million, respectively.